Note 14 - Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2023	December 31, 2024
Interest rate swap contract	Current assets - Derivative	196,627	120,675
Interest rate swap contract	Long-term assets – Derivative	-	144,523
Total derivative assets		196,627	265,198
FFA contracts	Current liabilities – Derivatives	1,287,720	-
Interest rate swap contract	Long-term liabilities – Derivative	17,769	-
Total derivative liabilities		1,305,489	-

Derivative Instruments, Gain (Loss) [Table Text Block]
Derivatives not designated as hedging instruments	Location of gain / (loss) recognized	Year Ended December 31, 2022	Year Ended December 31, 2023	Year Ended December 31, 2024
Interest rate swap contracts– Unrealized gain / (loss)	Gain on derivatives, net	2,181,855	(1,923,681)	86,340
Interest rate swap contracts - Realized (loss) / gain	Gain on derivatives, net	(137,915)	1,941,446	218,454
FFA contracts – Unrealized gain / (loss)	Gain on derivatives, net	40,830	(1,328,550)	1,287,720
FFA contracts– Realized gain / (loss)	Gain on derivatives, net	1,104,840	2,529,160	(954,817)
Total gain on derivatives, net		3,189,610	1,218,375	637,697